Provisions - Summary of Reconciliation of Changes In Provision for Decommissioning Costs (Detail) - Provision for decommissioning, restoration and rehabilitation costs [member]
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of other provisions [line items]
Beginning balance	₨ 16,859		₨ 13,384	₨ 13,686
Arised during the year	2,429		586	1,206
Disposal of subsidiaries	(149)
Unwinding of discount on provisions	977		953	778
Acquisition of subsidiaries				78
Adjustment during the year	(9,608)		1,936	(2,364)
Ending balance	₨ 10,508	$ 126	₨ 16,859	₨ 13,384